OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS
OPERATING SEGMENTS

22. OPERATING SEGMENTS

        The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

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  The Life Marketing segment markets UL, variable universal life, bank-owned life insurance ("BOLI"), and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

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  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. In the ordinary course of business, the Acquisitions segment regularly considers acquisitions of blocks of policies or insurance companies. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically "closed" blocks of business (no new policies are being marketed). Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

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  The Annuities segment markets fixed and variable annuity products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

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  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

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  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets a guaranteed asset protection ("GAP") product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

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  The Corporate and Other segment primarily consists of net investment income (including the impact of carrying excess liquidity), expenses not attributable to the segments above (including interest on certain corporate debt), and a trading portfolio that was previously part of a variable interest entity. This segment includes earnings from several non-strategic or runoff lines of business, various investment-related transactions, the operations of several small subsidiaries, and the repurchase of non-recourse funding obligations.

        The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income available to PLC's common shareowners and assets. Segment operating income (loss) is income before income tax, excluding net realized investment gains and losses (excluding periodic settlements of derivatives associated with debt and certain investments) net of the related amortization of DAC and VOBA. Operating earnings exclude changes in the GMWB embedded derivatives (excluding the portion attributed to economic cost), realized and unrealized gains (losses) on derivatives used to hedge the VA product, actual GMWB incurred claims and net of the related amortization of DAC attributed to each of these items.

        In the first quarter of 2012, management revised the definition of operating income (loss) as it relates to certain features of our variable annuity contracts and related hedging activities, to better reflect the basis on which the performance of its business is internally assessed. Under the revised definition, the following items have been excluded from operating income for the historical periods presented within the document:

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  Changes in GMWB embedded derivatives related to this rider feature of certain variable annuity products (excluding the portion attributed to economic costs). Economic cost is the long-term expected average cost of providing the product benefit over the life of the policy based on product pricing assumptions. These include assumptions about the economic/market environment, and elective and non-elective policy owner behavior (e.g. lapses, withdrawal timing, mortality, etc.). These features are considered embedded derivatives under ASC 815.

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  Changes in value of certain derivative instruments used to mitigate the risk related to variable annuity contracts.

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  That portion of the change in balance sheet components amortized over estimated gross profit that is attributed to the embedded GMWB derivative and related economic hedges (e.g. DAC amortization).

        Prior periods have been revised to conform to the current period presentation for these changes.

        Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

        During the first quarter of 2010, the Company recorded a $7.8 million decrease in reserves related to the final settlement in the runoff Lender's Indemnity line of business within the Asset Protection Division.

        During the first quarter of 2011, the Company recorded $8.5 million of pre-tax earnings in the Corporate and Other business segment relating to the settlement of a dispute with respect to certain investments. There were no significant intersegment transactions during the year ended December 31, 2011 and 2010.

        The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Revenues
Life Marketing	$1,301,301	$1,219,392	$1,096,396
Acquisitions	982,821	761,344	777,181
Annuities	634,347	502,236	508,856
Stable Value Products	170,115	167,883	220,858
Asset Protection	277,271	267,126	277,003
Corporate and Other	200,287	179,774	187,732

Total revenues	$3,566,142	$3,097,755	$3,068,026

Segment Operating Income (Loss)
Life Marketing	$96,123	$123,864	$107,808
Acquisitions	157,393	111,143	133,760
Annuities	80,224	52,163	22,054
Stable Value Products	56,780	39,207	61,963
Asset Protection	25,407	31,491	26,248
Corporate and Other	5,767	(25,053)	81,980

Total segment operating income	421,694	332,815	433,813
Realized investment (losses) gains—investments(1)(3)	181,907	130,359	112,784
Realized investment (losses) gains—derivatives(2)	(133,370)	(127,957)	(164,412)
Income tax expense	(154,839)	(109,903)	(133,048)

Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

(1) Realized investment (losses) gains—investments	$187,473	$112,856	$120,149
Less: related amortization of DAC/VOBA	5,566	(17,503)	7,365

	$181,907	$130,359	$112,784

(2) Realized investment gains (losses)—derivatives	$(155,251)	$(138,249)	$(177,953)
Less: settlements on certain interest rate swaps	—	168	3,401
Less: derivative activity related to certain annuities	(21,881)	(10,460)	(16,942)

	$(133,370)	$(127,957)	$(164,412)

Net investment income
Life Marketing	$446,175	$388,061	$362,108
Acquisitions	529,261	458,703	479,743
Annuities	507,230	482,264	440,097
Stable Value Products	145,150	171,327	221,688
Asset Protection	26,501	28,820	33,157
Corporate and Other	166,326	154,501	128,243

Total net investment income	$1,820,643	$1,683,676	$1,665,036

Amortization of DAC and VOBA
Life Marketing	$87,461	$47,809	$101,165
Acquisitions	75,041	64,410	59,025
Annuities	57,201	76	62,749
Stable Value Products	4,556	5,430	3,471
Asset Protection	38,080	45,544	49,572
Corporate and Other	2,654	1,694	1,900

Total amortization of DAC and VOBA	$264,993	$164,963	$277,882

(3)
Includes credit related other-than-temporary impairments of $47.4 million, $41.5 million, and $180.1 million for the year ended December 31, 2011, 2010, and 2009, respectively.

	Operating Segment Assets As of December 31, 2011
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,885,833	$11,471,856	$14,945,002	$2,767,163
Deferred policy acquisition costs and value of business acquired	1,912,916	824,277	435,462	2,347
Goodwill	10,192	38,713	—	—

Total assets	$12,808,941	$12,334,846	$15,380,464	$2,769,510

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$727,417	$7,964,907	$21,491	$48,783,669
Deferred policy acquisition costs and value of business acquired	71,427	1,612	—	3,248,041
Goodwill	62,671	83	—	111,659

Total assets	$861,515	$7,966,602	$21,491	$52,143,369

	Operating Segment Assets As of December 31, 2010
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,043,321	$10,270,540	$12,669,843	$3,069,330
Deferred policy acquisition costs and value of business acquired	1,826,001	810,681	368,279	6,903
Goodwill	10,192	41,812	—	—

Total assets	$11,879,514	$11,123,033	$13,038,122	$3,076,233

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$696,232	$6,823,333	$23,686	$43,596,285
Deferred policy acquisition costs and value of business acquired	77,219	3,497	—	3,092,580
Goodwill	62,671	83	—	114,758

Total assets	$836,122	$6,826,913	$23,686	$46,803,623